SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2017
SEGMENT INFORMATION
Revenue and Pre-tax Income by Segment

($ in millions)

			Technology
		Global	Services &
	Cognitive	Business	Cloud		Global	Total
For the year ended December 31:	Solutions	Services	Platforms	Systems	Financing	Segments
2017
External revenue	$18,453	$16,348	$34,277	$8,194	$1,696	$78,968
Internal revenue	2,647	363	657	750	1,471	5,889

Total revenue	$21,100	$16,711	$34,934	$8,945	$3,168	$84,857

Pre-tax income from continuing operations	$6,817	$1,401	$4,344	$1,135	$1,279	$14,977

Revenue year-to-year change	1.4%	(2.3)%	(3.1)%	5.7%	(9.3)%	(1.3)%
Pre-tax income year-to-year change	7.3%	(19.1)%	(7.7)%	21.6%	(22.7)%	(2.6)%
Pre-tax income margin	32.3%	8.4%	12.4%	12.7%	40.4%	17.6%

2016
External revenue	$18,187	$16,700	$35,337	$7,714	$1,692	$79,630
Internal revenue	2,630	409	715	750	1,802	6,307

Total revenue	$20,817	$17,109	$36,052	$8,464	$3,494	$85,936

Pre-tax income from continuing operations	$6,352	$1,732	$4,707	$933	$1,656	$15,380

Revenue year-to-year change	3.8%	(3.1)%	0.6%	(18.0)%	(22.0)%	(2.7)%
Pre-tax income year-to-year change	(12.3)%	(33.4)%	(17.0)%	(45.8)%	(29.9)%	(21.5)%
Pre-tax income margin	30.5%	10.1%	13.1%	11.0%	47.4%	17.9%

2015
External revenue	$17,841	$17,166	$35,142	$9,547	$1,840	$81,535
Internal revenue	2,215	499	698	778	2,637	6,826

Total revenue	$20,055	$17,664	$35,840	$10,325	$4,477	$88,361

Pre-tax income from continuing operations	$7,245	$2,602	$5,669	$1,722	$2,364	$19,602

Revenue year-to-year change	(8.4)%	(11.9)%	(9.8)%	(22.4)%	(1.0)%	(11.2)%
Pre-tax income year-to-year change	(11.8)%	(22.3)%	(20.0)%	24.4%	8.0%	(11.8)%
Pre-tax income margin	36.1%	14.7%	15.8%	16.7%	52.8%	22.2%

Reconciliation of segment revenue to IBM as reported

($ in millions)

For the year ended December 31:	2017	2016	2015
Revenue
Total reportable segments	$84,857	$85,936	$88,361
Other revenue	171	289	206
Elimination of internal transactions	(5,889)	(6,307)	(6,826)

Total IBM consolidated revenue	$79,139	$79,919	$81,741

Reconciliation of segment pre-tax income to IBM as reported

($ in millions)

For the year ended December 31:	2017	2016	2015
Pre-tax income from continuing operations
Total reportable segments	$14,977	$15,380	$19,602
Amortization of acquired intangible assets	(945)	(998)	(677)
Acquisition-related charges	(52)	(5)	(26)
Non-operating retirement- related (costs)/income	(1,468)	(598)	(1,050)
Elimination of internal transactions	(726)	(1,160)	(1,675)
Unallocated corporate amounts	(385)	(290)	(230)

Total pre-tax income from continuing operations	$11,400	$12,330	$15,945

Assets and Other Items by segment

($ in millions)

			Technology
		Global	Services &
	Cognitive	Business	Cloud		Global	Total
For the year ended December 31:	Solutions	Services	Platforms	Systems	Financing	Segments
2017
Assets	$24,829	$8,713	$24,619	$3,898	$41,096	$103,155
Depreciation/amortization of intangibles*	1,121	101	2,359	341	267	4,190
Capital expenditures/investments in intangibles	373	50	2,290	189	364	3,265
Interest income	—	—	—	—	1,527	1,527
Interest expense	—	—	—	—	381	381

2016
Assets	$25,517	$8,628	$24,085	$3,812	$36,492	$98,534
Depreciation/amortization of intangibles*	1,228	104	2,224	375	317	4,248
Capital expenditures/investments in intangibles	495	55	2,382	453	380	3,764
Interest income	—	—	—	—	1,547	1,547
Interest expense	—	—	—	—	371	371

2015
Assets	$20,017	$8,327	$23,530	$3,967	$36,157	$91,999
Depreciation/amortization of intangibles*	921	81	1,944	321	343	3,610
Capital expenditures/investments in intangibles	448	86	2,619	321	356	3,830
Interest income	—	—	—	—	1,720	1,720
Interest expense	—	—	—	—	469	469

*Segment pre-tax income from continuing operations does not include the amortization of intangible assets.

Reconciliation of assets to IBM as reported

($ in millions)

At December 31:	2017	2016	2015
Assets
Total reportable segments	$103,155	$98,534	$91,999
Elimination of internal transactions	(6,272)	(5,670)	(4,709)
Unallocated amounts
Cash and marketable securities	9,900	6,752	6,634
Notes and accounts receivable	2,554	2,660	2,333
Deferred tax assets	4,746	5,078	4,693
Plant, other property and equipment	2,659	2,656	2,650
Pension assets	4,643	3,034	1,734
Other	3,972	4,425	5,161

Total IBM consolidated assets	$125,356	$117,470	$110,495

Geographic Information

Revenue*

($ in millions)

For the year ended December 31:	2017	2016	2015
United States	$29,759	$30,194	$30,514
Japan	8,239	8,339	7,544
Other countries	41,141	41,386	43,683

Total IBM consolidated revenue	$79,139	$79,919	$81,741

*Revenues are attributed to countries based on the location of the client.

Plant and Other Property—Net

($ in millions)

At December 31:	2017	2016	2015
United States	$4,670	$4,701	$4,644
Other countries	5,985	5,607	5,532

Total	$10,655	$10,308	$10,176

Revenue by Classes of Similar Products or Services

($ in millions)

For the year ended December 31:	2017	2016	2015
Cognitive Solutions
Software	$13,598	$13,969	$14,557
Services	4,752	4,111	3,175
Systems	103	107	108
Global Business Services
Services	$16,004	$16,399	$16,851
Software	179	179	164
Systems	165	121	151
Technology Services &
Cloud Platforms
Services	$23,629	$24,311	$23,947
Maintenance	5,783	5,862	6,085
Software	3,610	3,818	3,907
Systems	1,254	1,346	1,203
Systems
Servers	$3,993	$3,567	$5,032
Storage	2,243	2,083	2,325
Software	1,520	1,586	1,749
Services	439	478	442
Global Financing
Financing	$1,167	$1,231	$1,386
Used equipment sales	530	461	454